Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

14.	Income Taxes

(a)	The provision for income taxes differs from the amounts computed by applying the Canadian statutory rates to the net loss before income taxes due to the following:

	December 31, 2022	December 31, 2021	December 31, 2020
Loss before income taxes	$(10,505,375)	$(2,354,113)	$(3,129,368)
Statutory rate	27.00%	27.00%	27.00%

Expected income tax	(2,836,451)	(635,611)	(844,929)
Effect of different tax rates in foreign jurisdictions	(83,891)	5,281	27,574
Non-deductible share-based payments	399,087	505,116	481,815
Other permanent items	1,838,169	(620,413)	1,937
Change in deferred tax assets not recognized	2,471,723	733,447	300,505
Share issuance costs	-	(331,660)	(80,711)
True-ups and other	(447,452)	657,981	113,809
Deferred income tax (recovery) expense	$1,341,185	$314,141	$-

(b)	The Company’s deferred income tax liability relates to the Mexican income tax and Special Mining Duty (“SMD”) associated with the Tuligtic project.

The significant components of deferred income tax assets (liabilities) are as follows:

	December 31, 2022	December 31, 2021

Deferred tax assets
Non-capital losses	$2,477,570	$3,818,755

Deferred tax liabilities
Exploration and evaluation assets	(5,567,778)	(5,567,778)

Net deferred tax liabilities	$(3,090,208)	$(1,749,023)

(c)	Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized are attributable to the following:

	December 31, 2022	December 31, 2021

Non-capital loss carry forwards	$25,487,951	$23,308,252
Capital loss carry forwards	24,538,993	24,538,993
Exploration and evaluation assets	8,188,922	8,188,922
Share issue costs	858,548	1,293,588
Property, plant and equipment	7,782,024	372,155
Donations	32,960	32,960
Investment tax credit	223,873	223,873
	$67,113,271	$57,958,743

At December 31, 2022, the Company had operating loss carry forwards available for tax purposes in Canada of $25,487,951 (2021 - $23,308,252) which expire between 2032 and 2042.